Lease liabilities - Schedule of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Beginning balance	€ 145,769	€ 140,591
Additions due to new leases and store renewals	46,465	35,094
Interest expense	7,652	7,178	€ 6,658
Repayment of lease liabilities (including interest expense)	(40,095)	(38,530)
Contract modifications	(10,057)	9,887
Disposals	(505)	(3,431)
Net foreign exchange differences	4,843	(5,020)
Ending balance	154,072	145,769	€ 140,591
Non-current	117,966	112,898
Current	€ 36,106	€ 32,871